Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2021
Entity Registrant Name	American Funds Corporate Bond Fund
Entity Central Index Key	0001553195
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 21, 2022
Document Effective Date	May 01, 2022
Prospectus Date	Aug. 01, 2021
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Document Period End Date	Nov. 30, 2021
Entity Registrant Name	American Funds Developing World Growth and Income Fund
Entity Central Index Key	0001584433
Prospectus Date	Feb. 01, 2022
American Funds Emerging Markets Bond Fund
Prospectus:
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	American Funds Emerging Markets Bond Fund
Entity Central Index Key	0001660935
Prospectus Date	Mar. 01, 2022
American Funds Global Insight Fund
Prospectus:
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	American Funds Global Insight Fund
Entity Central Index Key	0001785347
Prospectus Date	Jan. 01, 2022
AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Document Period End Date	Nov. 30, 2021
Entity Registrant Name	American Funds Inflation Linked Bond Fund
Entity Central Index Key	0001553197
Prospectus Date	Feb. 01, 2022
American Funds International Vantage Fund
Prospectus:
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	American Funds International Vantage Fund
Entity Central Index Key	0001785336
Prospectus Date	Jan. 01, 2022
AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Document Period End Date	Aug. 31, 2021
Entity Registrant Name	American Funds Mortgage Fund
Entity Central Index Key	0001496998
Prospectus Date	Nov. 01, 2021
American Funds Multi-Sector Income Fund
Prospectus:
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	American Funds Multi-Sector Income Fund
Entity Central Index Key	0001761673
Prospectus Date	Mar. 01, 2022
AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	American Funds Strategic Bond Fund
Entity Central Index Key	0001655146
Prospectus Date	Mar. 01, 2022
Short-Term Bond Fund of America
Prospectus:
Document Period End Date	Aug. 31, 2021
Entity Registrant Name	Short-Term Bond Fund of America
Entity Central Index Key	0001368040
Prospectus Date	Nov. 01, 2021
AMERICAN FUNDS CORPORATE BOND FUND | Class A | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	BFCAX
AMERICAN FUNDS CORPORATE BOND FUND | Class 529-F-1 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	COBFX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-1 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	RCBAX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-2 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	RCBBX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-3 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	RCBCX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-4 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	RCBDX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-5 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	RCBEX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-6 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	RCBFX
AMERICAN FUNDS CORPORATE BOND FUND | Class C | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	BFCCX
AMERICAN FUNDS CORPORATE BOND FUND | Class F-1 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	BFCFX
AMERICAN FUNDS CORPORATE BOND FUND | Class F-2 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	BFCGX
AMERICAN FUNDS CORPORATE BOND FUND | Class 529-A | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	COBAX
AMERICAN FUNDS CORPORATE BOND FUND | Class 529-C | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	COBCX
AMERICAN FUNDS CORPORATE BOND FUND | Class 529-E | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	COBEX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-2E | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	RCBGX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-5E | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	RCBHX
AMERICAN FUNDS CORPORATE BOND FUND | Class F-3 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	CFBFX
AMERICAN FUNDS CORPORATE BOND FUND | Class 529-T | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	TABBX
AMERICAN FUNDS CORPORATE BOND FUND | Class T | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	TFBBX
AMERICAN FUNDS CORPORATE BOND FUND | Class 529-F-2 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	FFBBX
AMERICAN FUNDS CORPORATE BOND FUND | Class 529-F-3 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	FBCDX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class A | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	DWGAX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class 529-F-1 | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	CDWFX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class R-1 | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RDWAX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class R-2 | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RDWBX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class R-3 | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RDWCX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class R-4 | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RDWEX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class R-5 | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RDWFX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class R-6 | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RDWGX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class C | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	DWGCX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class F-1 | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	DWGFX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class F-2 | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	DWGHX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class 529-A | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	CDWAX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class 529-C | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	CDWCX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class 529-E | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	CDWEX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class R-2E | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RDEGX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class R-5E | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	RDWHX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class F-3 | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	FDWGX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class 529-T | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	TWDGX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class T | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	TDWGX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class 529-F-2 | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	FWDDX
AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | Class 529-F-3 | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Prospectus:
Trading Symbol	FWDGX
American Funds Emerging Markets Bond Fund | Class C | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	EBNCX
American Funds Emerging Markets Bond Fund | Class F-1 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	EBNEX
American Funds Emerging Markets Bond Fund | Class F-3 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	EBNGX
American Funds Emerging Markets Bond Fund | Class 529-T | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	TMEBX
American Funds Emerging Markets Bond Fund | Class T | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	TEBMX
American Funds Emerging Markets Bond Fund | Class 529-F-2 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	FEBMX
American Funds Emerging Markets Bond Fund | Class 529-F-3 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	FMEBX
American Funds Emerging Markets Bond Fund | Class 529-A | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	CBNAX
American Funds Emerging Markets Bond Fund | Class F-2 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	EBNFX
American Funds Emerging Markets Bond Fund | Class R-1 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGAX
American Funds Emerging Markets Bond Fund | Class R-2 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGBX
American Funds Emerging Markets Bond Fund | Class R-2E | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGHX
American Funds Emerging Markets Bond Fund | Class R-3 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGCX
American Funds Emerging Markets Bond Fund | Class R-4 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGEX
American Funds Emerging Markets Bond Fund | Class R-5 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGFX
American Funds Emerging Markets Bond Fund | Class R-5E | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGJX
American Funds Emerging Markets Bond Fund | Class R-6 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGGX
American Funds Emerging Markets Bond Fund | Class 529-C | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	CBNCX
American Funds Emerging Markets Bond Fund | Class 529-E | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	CBNEX
American Funds Emerging Markets Bond Fund | Class 529-F-1 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	CBNFX
American Funds Emerging Markets Bond Fund | Class A | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	EBNAX
American Funds Global Insight Fund | Class 529-F-2 | American Funds Global Insight Fund
Prospectus:
Trading Symbol	CGVGX
American Funds Global Insight Fund | Class 529-F-3 | American Funds Global Insight Fund
Prospectus:
Trading Symbol	CGVHX
American Funds Global Insight Fund | Class R-6 | American Funds Global Insight Fund
Prospectus:
Trading Symbol	RGLGX
American Funds Global Insight Fund | Class 529-A | American Funds Global Insight Fund
Prospectus:
Trading Symbol	CGVYX
American Funds Global Insight Fund | Class R-5 | American Funds Global Insight Fund
Prospectus:
Trading Symbol	RGLFX
American Funds Global Insight Fund | Class R-4 | American Funds Global Insight Fund
Prospectus:
Trading Symbol	RGLEX
American Funds Global Insight Fund | Class R-3 | American Funds Global Insight Fund
Prospectus:
Trading Symbol	RGLDX
American Funds Global Insight Fund | Class R-2E | American Funds Global Insight Fund
Prospectus:
Trading Symbol	RGLHX
American Funds Global Insight Fund | Class T | American Funds Global Insight Fund
Prospectus:
Trading Symbol	AGVTX
American Funds Global Insight Fund | Class R-2 | American Funds Global Insight Fund
Prospectus:
Trading Symbol	RGLBX
American Funds Global Insight Fund | Class R-1 | American Funds Global Insight Fund
Prospectus:
Trading Symbol	RGLAX
American Funds Global Insight Fund | Class F-3 | American Funds Global Insight Fund
Prospectus:
Trading Symbol	AGVHX
American Funds Global Insight Fund | Class F-2 | American Funds Global Insight Fund
Prospectus:
Trading Symbol	AGVGX
American Funds Global Insight Fund | Class F-1 | American Funds Global Insight Fund
Prospectus:
Trading Symbol	AGVEX
American Funds Global Insight Fund | Class C | American Funds Global Insight Fund
Prospectus:
Trading Symbol	AGVDX
American Funds Global Insight Fund | Class A | American Funds Global Insight Fund
Prospectus:
Trading Symbol	AGVFX
American Funds Global Insight Fund | Class 529-T | American Funds Global Insight Fund
Prospectus:
Trading Symbol	CGVTX
American Funds Global Insight Fund | Class 529-F-1 | American Funds Global Insight Fund
Prospectus:
Trading Symbol	CGVFX
American Funds Global Insight Fund | Class 529-E | American Funds Global Insight Fund
Prospectus:
Trading Symbol	CGVEX
American Funds Global Insight Fund | Class 529-C | American Funds Global Insight Fund
Prospectus:
Trading Symbol	CGVBX
American Funds Global Insight Fund | Class R-5E | American Funds Global Insight Fund
Prospectus:
Trading Symbol	RGLJX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class A | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	BFIAX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class 529-F-1 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	CNLFX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-1 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILAX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-2 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILBX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-3 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILCX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-4 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILDX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-5 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILEX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-6 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILFX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class C | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	BFICX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class F-1 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	BFIFX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class F-2 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	BFIGX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class 529-A | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	CNLAX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class 529-C | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	CNLCX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class 529-E | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	CNLEX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-2E | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILGX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-5E | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILHX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class F-3 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	FILBX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class 529-T | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	TLIBX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class T | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	TILBX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class 529-F-2 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	FIBLX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class 529-F-3 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	FLIBX
American Funds International Vantage Fund | Class 529-F-2 | American Funds International Vantage Fund
Prospectus:
Trading Symbol	CIVGX
American Funds International Vantage Fund | Class 529-F-3 | American Funds International Vantage Fund
Prospectus:
Trading Symbol	CIVHX
American Funds International Vantage Fund | Class R-6 | American Funds International Vantage Fund
Prospectus:
Trading Symbol	RIVGX
American Funds International Vantage Fund | Class 529 F-1 | American Funds International Vantage Fund
Prospectus:
Trading Symbol	CIVKX
American Funds International Vantage Fund | Class R-5E | American Funds International Vantage Fund
Prospectus:
Trading Symbol	RIVJX
American Funds International Vantage Fund | Class R-5 | American Funds International Vantage Fund
Prospectus:
Trading Symbol	RIVLX
American Funds International Vantage Fund | Class R-4 | American Funds International Vantage Fund
Prospectus:
Trading Symbol	RIVKX
American Funds International Vantage Fund | Class R-3 | American Funds International Vantage Fund
Prospectus:
Trading Symbol	RIVIX
American Funds International Vantage Fund | Class R-2E | American Funds International Vantage Fund
Prospectus:
Trading Symbol	RIVHX
American Funds International Vantage Fund | Class R-2 | American Funds International Vantage Fund
Prospectus:
Trading Symbol	RIVDX
American Funds International Vantage Fund | Class R-1 | American Funds International Vantage Fund
Prospectus:
Trading Symbol	RIVAX
American Funds International Vantage Fund | Class F-3 | American Funds International Vantage Fund
Prospectus:
Trading Symbol	AIVGX
American Funds International Vantage Fund | Class F-2 | American Funds International Vantage Fund
Prospectus:
Trading Symbol	AIVFX
American Funds International Vantage Fund | Class F-1 | American Funds International Vantage Fund
Prospectus:
Trading Symbol	AIVEX
American Funds International Vantage Fund | Class C | American Funds International Vantage Fund
Prospectus:
Trading Symbol	AIVCX
American Funds International Vantage Fund | Class A | American Funds International Vantage Fund
Prospectus:
Trading Symbol	AIVBX
American Funds International Vantage Fund | Class 529-T | American Funds International Vantage Fund
Prospectus:
Trading Symbol	CIVEX
American Funds International Vantage Fund | Class 529-E | American Funds International Vantage Fund
Prospectus:
Trading Symbol	CIVCX
American Funds International Vantage Fund | Class 529-C | American Funds International Vantage Fund
Prospectus:
Trading Symbol	CIVBX
American Funds International Vantage Fund | Class 529-A | American Funds International Vantage Fund
Prospectus:
Trading Symbol	CIVAX
American Funds International Vantage Fund | Class T | American Funds International Vantage Fund
Prospectus:
Trading Symbol	AIVTX
AMERICAN FUNDS MORTGAGE FUND | Class A | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	MFAAX
AMERICAN FUNDS MORTGAGE FUND | Class 529-F-1 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	CMFFX
AMERICAN FUNDS MORTGAGE FUND | Class R-1 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMAAX
AMERICAN FUNDS MORTGAGE FUND | Class R-2 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMABX
AMERICAN FUNDS MORTGAGE FUND | Class R-3 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMACX
AMERICAN FUNDS MORTGAGE FUND | Class R-4 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMAEX
AMERICAN FUNDS MORTGAGE FUND | Class R-5 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMAFX
AMERICAN FUNDS MORTGAGE FUND | Class R-6 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMAGX
AMERICAN FUNDS MORTGAGE FUND | Class C | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	MFACX
AMERICAN FUNDS MORTGAGE FUND | Class F-1 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	MFAEX
AMERICAN FUNDS MORTGAGE FUND | Class F-2 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	MFAFX
AMERICAN FUNDS MORTGAGE FUND | Class 529-A | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	CMFAX
AMERICAN FUNDS MORTGAGE FUND | Class 529-C | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	CMFCX
AMERICAN FUNDS MORTGAGE FUND | Class 529-E | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	CMFEX
AMERICAN FUNDS MORTGAGE FUND | Class R-2E | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMBEX
AMERICAN FUNDS MORTGAGE FUND | Class R-5E | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMAHX
AMERICAN FUNDS MORTGAGE FUND | Class F-3 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	AFFMX
AMERICAN FUNDS MORTGAGE FUND | Class 529-T | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	TMFMX
AMERICAN FUNDS MORTGAGE FUND | Class T | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	TFMFX
AMERICAN FUNDS MORTGAGE FUND | Class 529-F-2 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	FFMFX
AMERICAN FUNDS MORTGAGE FUND | Class 529-F-3 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	FMMFX
American Funds Multi-Sector Income Fund | Class T | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	MIAVX
American Funds Multi-Sector Income Fund | Class 529-A | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	CMBKX
American Funds Multi-Sector Income Fund | Class R-5E | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDSX
American Funds Multi-Sector Income Fund | Class R-5 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDTX
American Funds Multi-Sector Income Fund | Class R-4 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDRX
American Funds Multi-Sector Income Fund | Class R-3 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDQX
American Funds Multi-Sector Income Fund | Class R-2E | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDPX
American Funds Multi-Sector Income Fund | Class R-2 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDOX
American Funds Multi-Sector Income Fund | Class R-1 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDNX
American Funds Multi-Sector Income Fund | Class F-3 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	MIAZX
American Funds Multi-Sector Income Fund | Class F-2 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	MIAYX
American Funds Multi-Sector Income Fund | Class F-1 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	MIAWX
American Funds Multi-Sector Income Fund | Class C | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	MIAUX
American Funds Multi-Sector Income Fund | Class A | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	MIAQX
American Funds Multi-Sector Income Fund | Class 529-T | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	CMBNX
American Funds Multi-Sector Income Fund | Class 529-F-1 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	CMBOX
American Funds Multi-Sector Income Fund | Class 529-E | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	CMBMX
American Funds Multi-Sector Income Fund | Class 529-C | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	CMBLX
American Funds Multi-Sector Income Fund | Class R-6 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDUX
American Funds Multi-Sector Income Fund | Class 529-F-2 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	CMBPX
American Funds Multi-Sector Income Fund | Class 529-F-3 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	CMBQX
American Funds Strategic Bond Fund | Class 529-F-2 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	FSBMX
American Funds Strategic Bond Fund | Class 529-F-3 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	FBSSX
American Funds Strategic Bond Fund | Class 529-A | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	CANAX
American Funds Strategic Bond Fund | Class F-2 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	ANBFX
American Funds Strategic Bond Fund | Class R-1 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANAX
American Funds Strategic Bond Fund | Class R-2 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANBX
American Funds Strategic Bond Fund | Class R-2E | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANHX
American Funds Strategic Bond Fund | Class R-3 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANCX
American Funds Strategic Bond Fund | Class R-4 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANEX
American Funds Strategic Bond Fund | Class R-5 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANFX
American Funds Strategic Bond Fund | Class R-5E | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANJX
American Funds Strategic Bond Fund | Class R-6 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANGX
American Funds Strategic Bond Fund | Class 529-C | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	CANCX
American Funds Strategic Bond Fund | Class 529-E | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	CANEX
American Funds Strategic Bond Fund | Class 529-F-1 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	CANFX
American Funds Strategic Bond Fund | Class A | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	ANBAX
American Funds Strategic Bond Fund | Class C | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	ANBCX
American Funds Strategic Bond Fund | Class F-1 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	ANBEX
American Funds Strategic Bond Fund | Class F-3 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	ANBGX
American Funds Strategic Bond Fund | Class 529-T | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	TSFBX
American Funds Strategic Bond Fund | Class T | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	TFSBX
Short-Term Bond Fund of America | Class A | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	ASBAX
Short-Term Bond Fund of America | Class F-1 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	ASBFX
Short-Term Bond Fund of America | Class 529-A | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	CAAFX
Short-Term Bond Fund of America | Class 529-F-1 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	CFAMX
Short-Term Bond Fund of America | Class R-1 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RAMAX
Short-Term Bond Fund of America | Class R-2 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RAMBX
Short-Term Bond Fund of America | Class R-3 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RAMCX
Short-Term Bond Fund of America | Class R-4 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RAMEX
Short-Term Bond Fund of America | Class R-5 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RAMFX
Short-Term Bond Fund of America | Class C | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	ASBCX
Short-Term Bond Fund of America | Class 529-C | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	CCAMX
Short-Term Bond Fund of America | Class 529-E | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	CEAMX
Short-Term Bond Fund of America | Class F-2 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	SBFFX
Short-Term Bond Fund of America | Class R-6 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RMMGX
Short-Term Bond Fund of America | Class R-2E | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RAAEX
Short-Term Bond Fund of America | Class R-5E | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RAAGX
Short-Term Bond Fund of America | Class F-3 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	FSBTX
Short-Term Bond Fund of America | Class 529-T | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	TTSBX
Short-Term Bond Fund of America | Class T | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	TSTBX
Short-Term Bond Fund of America | Class 529-F-2 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	FTSBX
Short-Term Bond Fund of America | Class 529-F-3 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	FFTSX